COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments

December 31, 2021

	Maturity	Coupon	Principal	Value
Colorado Municipal Bonds 53.3%
Colorado 100.0%
ABERDEEN METROPOLITAN DISTRICT #1	12/1/2035	7.50%	$1,600,000	$476,000
ANTHOLOGY WEST METROPOLITAN DISTRICT #5, SER A	12/1/2049	4.88%	4,630,000	4,925,579
ANTHOLOGY WEST METROPOLITAN DISTRICT #5, SER B SUBS (g)	12/15/2049	7.63%	698,000	724,412
ASPEN STREET METROPOLITAN DISTRICT (g)	12/1/2050	5.13%	1,075,000	1,113,528
BANNING LEWIS RANCH REGIONAL METROPOLITAN DISTRICT	12/1/2048	5.38%	2,500,000	2,671,300
BANNING LEWIS RANCH REGIONAL METROPOLITAN DISTRICT, SERIES 2018B (g)	12/15/2041	7.75%	625,000	658,775
BASE VILLAGE METROPOLITAN DISTRICT NO. 2 (g)	12/15/2048	6.50%	3,500,000	2,987,985
BELFORD NORTH METROPOLITAN DISTRICT, SER 2020 A SENIORS	12/1/2050	5.50%	4,000,000	4,358,000
BELFORD NORTH METROPOLITAN DISTRICT, SER 2020 B SUBORDINATES (g)	12/15/2050	8.50%	3,475,000	3,599,892
BENNETT CROSSING METROPOLITAN DISTRICT NO. 1	12/1/2049	6.13%	6,160,000	6,700,232
BENNETT RANCH METROPOLITAN DISTRICT NO. 1, SUBs (g)	12/15/2051	7.50%	1,221,000	1,231,818
BENT GRASS METROPOLITAN DISTRICT	12/1/2049	5.25%	1,690,000	1,836,692
BRADBURN METROPOLITAN DISTRICT NO. 2 JUNIOR LIEN SER C (g)	12/15/2051	7.50%	3,271,000	3,296,939
BRAMMING FARM METROPOLITAN DISTRICT #1 (d)	12/1/2044	6.00%	1,940,000	2,025,399
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 - SENIOR 2017A	12/1/2037	5.00%	525,000	550,872
BRIGHTON CROSSING METROPOLITAN DISTRICT NO. 4, SER 2017A	12/1/2047	5.00%	2,965,000	3,103,110
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 - SUBORDINATE 2017B (g)	12/1/2047	7.00%	670,000	694,891
CASTLEVIEW METROPOLITAN DISTRICT NO. 2	12/1/2050	5.00%	3,435,000	3,708,666
CHERRY CREEK SOUTH METROPOLITAN DISTRICT NO. 5 (g)	12/1/2051	6.00%	20,000,000	20,171,400
CHERRY HILLS CITY METROPOLITAN DISTRICT (g)	12/1/2047	5.00%	1,380,000	1,484,231
CIELO METROPOLITAN DISTRICT (g)	12/1/2050	5.25%	2,500,000	2,618,425
CITY CTR WEST RSDL METROPOLITAN DISTRICT NO. 2	12/1/2049	5.00%	1,040,000	1,116,430
CITY CTR WEST RSDL METROPOLITAN DISTRICT NO. 2, SUBORDINATES (g)	12/15/2049	7.75%	1,425,000	1,480,162
CITYSET METROPOLITAN DISTRICT #2	12/1/2030	3.50%	6,075,000	6,480,324
CITYSET METROPOLITAN DISTRICT #2	12/1/2040	4.38%	8,360,000	8,985,328
CITYSET METROPOLITAN DISTRICT #2	12/1/2045	4.50%	3,180,000	3,413,476
COLLIERS HILL METROPOLITAN DISTRICT #2 - SUBORDINATE 2017B (g)	12/15/2047	8.50%	3,501,000	3,583,834
COLLIERS HILL METROPOLITAN DISTRICT NO. 3, SER A	12/1/2040	5.25%	8,300,000	9,055,549
COLLIERS HILL METROPOLITAN DISTRICT NO. 3, SER A	12/1/2048	5.50%	18,250,000	19,895,785
COLLIERS HILL METROPOLITAN DISTRICT NO. 3 SUB SER B (g)	12/15/2043	8.50%	2,213,000	2,217,537
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES B (g)(i)	1/1/2032	0.00%	6,571,179	3,417,013
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES 1992 P/O (e)(i)	1/1/2027	0.00%	2,071,119	1,910,773
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES 1992 I/O (f)(i)	1/1/2027	9.00%	2,069,093	1,489,747
CECFA - SWALLOW ACADEMY CHARTER SCHOOL (m)	11/15/2027	5.35%	3,305,000	3,359,995
CECFA-NEW VISION CHARTER SCHOOL (m)	6/1/2025	5.38%	23,135,000	23,172,710
CECFA ADDENBROOKE CLASSICAL ACADEMY (m)	6/1/2027	4.50%	25,285,000	25,743,923
CECFA IMAGINE CHARTER SCHOOL AT FIRESTONE (m)	6/1/2027	4.50%	17,380,000	18,181,044
CECFA - MONARCH MONTESSORI CHARTER SCHOOL - EXCHANGE (m)	5/15/2025	4.75%	8,325,000	8,357,801
CECFA - ACADEMY OF ADVANCED LEARNING (m)	6/1/2027	4.38%	8,420,000	8,546,047
CECFA CHAVEZ/HUERTA PREP ACADEMY (m)	7/1/2027	4.38%	36,525,000	37,161,631
CECFA SWALLOWS CHARTER ACADEMY (m)	11/15/2027	4.38%	6,560,000	6,613,464
CECFA VANGUARD CLASSICAL SCHOOL, SER A (m)	7/1/2027	4.38%	24,465,000	24,626,469
CECFA COPERNI 2 PROJ (m)	7/1/2029	4.25%	5,645,000	5,645,000
CECFA GRAND PEAK ACAD SER A-1 (m)	7/1/2031	4.00%	2,150,000	2,150,000
CECFA GRAND PEAK ACAD SER A-1 (m)	7/1/2041	4.25%	5,040,000	5,040,000
CECFA GRAND PEAK ACAD SER A-1 (m)	7/1/2051	4.50%	13,070,000	13,070,000
700 KALAMATH LLC (a)	12/1/2013	0.00%	3,755,000	3,755,000
CHFA - CASEY’S POND SENIOR LIVING (l)	6/1/2032	0.00%	8,110,000	4,460,500
CHFA - CASEY’S POND SENIOR LIVING (l)	6/1/2042	0.00%	10,665,000	5,865,750
CHFA - CASEY’S POND SENIOR LIVING (l)	6/1/2047	0.00%	8,600,000	4,730,000
COLORADO INTERNATIONAL CENTER METROPOLITAN DISTRICT #3	12/1/2031	4.63%	607,000	625,957
CONESTOGA METRO DISTRICT #2 (g)	12/1/2051	5.25%	1,625,000	1,687,465
CONIFER METROPOLITAN DISTRICT	12/1/2030	0.00%	10,000,000	4,000,000
CONIFER METROPOLITAN DISTRICT	12/1/2032	0.00%	1,450,000	580,000
CONIFER METROPOLITAN DISTRICT	12/1/2033	0.00%	1,550,000	620,000
CONSTITUTION HEIGHTS METROPOLITAN DISTRICT	12/1/2049	5.00%	1,765,000	1,910,683
COPPERLEAF METROPOLITAN DISTRICT #3	12/1/2037	5.00%	1,000,000	1,073,240

COPPERLEAF METRO DISTRICT #9 (g)	12/1/2051	4.88%	4,075,000	4,106,785
COUNTRY CLUB HIGHLANDS METROPOLITAN DISTRICT	12/1/2037	7.25%	1,030,000	947,600
DACONO URBAN RENEWAL AUTHORITY (g)	12/1/2039	6.25%	4,013,000	4,283,235
DENVER INTL BUSINESS CTR METROPOLITAN DISTRICT NO. 1 - SERIES 2019B SUB (g)	12/1/2048	6.00%	4,585,000	4,951,938
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/1/2031	5.13%	500,000	516,000
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/15/2046	6.00%	500,000	510,745
E-86 METROPOLITAN DISTRICT (g)	12/1/2051	5.13%	1,015,000	1,045,064
EAGLE BROOK METROPOLITAN DISTRICT (g)	12/1/2051	5.00%	1,600,000	1,672,576
UNITED W & S - EAST CHERRY CREEK (c)	11/15/2023	5.00%	1,152,000	1,154,776
ERIE HIGHLANDS METROPOLITAN DISTRICT NO2, SER 2018A	12/1/2048	5.25%	6,000,000	6,376,620
ERIE HIGHLANDS METROPOLITAN DISTRICT NO 2, SER 2018B SUBORDINATES (g)	12/15/2048	7.63%	1,819,000	1,899,200
FITZSIMONS VILLAGE METROPOLITAN DISTRICT NO. 1, SER B SUBS (g)	12/15/2049	7.00%	611,000	617,403
FITZSIMONS VILLAGE METROPOLITAN DISTRICT NO. 3	12/1/2041	4.00%	1,500,000	1,485,720
FITZSIMONS VILLAGE METROPOLITAN DISTRICT NO. 3	12/1/2055	4.25%	4,830,000	4,829,855
FLATIRON MEADOWS METROPOLITAN DISTRICT	12/1/2046	5.13%	2,000,000	2,062,540
FLYING HORSE METROPOLITAN DISTRICT NO. 2 SER 2020 SUBS (g)(m)	12/15/2050	7.25%	15,405,000	15,989,312
FLYING HORSE METROPOLITAN DISTRICT NO 3 (g)	12/1/2049	6.00%	2,965,000	3,142,426
FORT LUPTON GOLF COURSE (a)	12/15/2037	0.00%	620,000	6,200
GOLDEN EAGLE ACRES METROPOLITAN DISTRICT NO. 2 (g)	12/1/2051	4.50%	3,981,000	3,967,743
GREEN GABLES METROPOLITAN DISTRICT NO. 2 SERIES 2018B SUBORDINATE (g)	12/15/2048	8.25%	1,689,000	1,767,302
GREEN VALLEY RANCH EAST METROPOLITAN DISTRICT NO. 6	12/1/2050	5.88%	3,325,000	3,659,761
GREENWAYS METROPOLITAN DISTRICT NO. 1 (g)	12/1/2051	4.63%	3,685,000	3,671,734
HIDDEN CREEK METROPOLITAN DISTRICT (g)	12/1/2045	4.63%	1,145,000	1,143,271
HIGHLANDS-MEAD METROPOLITAN DISTRICT	12/1/2050	5.13%	1,395,000	1,512,096
HOGBACK METROPOLITAN DISTRICT SER A	12/1/2041	5.00%	725,000	766,912
HOGBACK METROPOLITAN DISTRICT SER A	12/1/2051	5.00%	1,550,000	1,613,070
HORIZON METROPOLITAN DISTRICT NO. 2 (g)	12/1/2051	0.00%	1,700,000	1,718,292
HUNTER’S OVERLOOK METROPOLITAN DISTRICT NO. 5, SUBS (g)	12/15/2049	8.50%	1,827,000	1,894,946
HYLAND VILLAGE METROPOLITAN DISTRICT	12/1/2027	8.00%	4,770,000	2,385,000
INDY OAK TOD METROPOLITAN DISTRICT SER A	12/1/2050	5.50%	1,075,000	1,181,672
INDY OAK TOD METROPOLITAN DISTRICT SER B (g)	12/15/2050	8.00%	736,000	782,942
INSPIRATION METROPOLITAN DISTRICT SUB SER 2021B	12/15/2036	5.00%	812,000	811,107
IRON WORKS VILLAGE METROPOLITAN DISTRICT	12/1/2048	5.88%	1,500,000	1,649,745
JAY GROVE METROPOLITAN DISTRICT (g)	12/1/2051	4.25%	1,225,000	1,218,777
JEFFERSON CENTER METROPOLITAN DISTRICT NO. 1 SUB SER B (g)	12/15/2050	5.75%	7,500,000	7,981,875
KARL’S FARM METROPOLITAN DISTRICT NO. 2, SER A	12/1/2040	5.38%	515,000	564,059
KARL’S FARM METROPOLITAN DISTRICT NO. 2, SER A	12/1/2050	5.63%	1,415,000	1,547,444
LAKES METROPOLITAN DISTRICT NO 4 (g)	12/1/2061	5.50%	20,080,000	20,077,590
LANTERNS METROPOLITAN DISTRICT No. 2 (g)	12/1/2050	4.50%	3,672,000	3,567,532
LEGATO COMMUNITY AUTHORITY	12/1/2036	4.00%	2,130,000	2,227,000
LINCOLN MEADOWS METROPOLITAN DISTRICT	12/1/2031	8.00%	7,086,000	7,444,764
LITTLETON VILLAGE METROPOLITAN DISTRICT #2	12/1/2045	5.38%	1,650,000	1,685,475
LITTLETON VILLAGE METROPOLITAN DISTRICT NO 2, SERIES 2018B SUBORDINATES (g)	12/15/2028	7.63%	1,140,000	1,204,570
LORETTO HEIGHTS COMNTY AUTHORITY (g)	12/1/2051	4.88%	5,000,000	5,098,850
MARIN METROPOLITAN DISTRICT (a)(j)	12/1/2028	0.00%	17,485,000	1,573,650
MAYFIELD METROPOLITAN DISTRICT, SERIES 2020 A	12/1/2050	5.75%	1,190,000	1,311,285
MAYFIELD METROPOLITAN DISTRICT, SERIES 2020 B SUBS (g)	12/15/2050	8.25%	622,000	661,397
MEADOWS METROPOLITAN DISTRICT #1 (k)	6/1/2029	8.00%	30,730,000	33,314,700
MEADOWS METROPOLITAN DISTRICT #2 (k)	6/1/2029	8.00%	23,830,000	25,834,341
MEADOWS METROPOLITAN DISTRICT #7 (k)	6/1/2029	8.00%	15,440,000	16,738,658
MEADOWLARK METROPOLITAN DISTRICT SER A	12/1/2040	4.88%	520,000	561,007
MEADOWLARK METROPOLITAN DISTRICT SER A	12/1/2050	5.13%	750,000	812,955
MIDCITIES METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	7.75%	1,919,000	1,977,376
MIRABELLE METROPOLITAN DISTRICT NO. 2 SER 2020A SENIORS	12/1/2049	5.00%	1,250,000	1,337,600
MIRABELLE METROPOLITAN DISTRICT NO. 2, SER B SUBS (g)	12/15/2049	7.38%	1,473,000	1,517,426
MONUMENT JUNCTION METROPOLITAN DISTRICT NO. 1 (g)	12/1/2051	5.75%	12,258,000	12,239,123
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004A (g)	6/1/2043	7.00%	197,916	197,952
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004B (g)	6/1/2043	7.00%	1,340,000	1,340,241
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004C (e)(g)	6/1/2043	0.00%	565,000	124,300
MOUNTAIN BROOK METROPOLITAN DISTRICT	12/1/2051	4.75%	2,915,000	2,914,883
MOUNTAIN BROOK METROPOLITAN DISTRICT	12/1/2041	4.50%	1,000,000	999,950
MOUNTAIN SHADOWS METROPOLITAN DISTRICT - SUBORDINATE 2016B (g)	12/15/2046	7.50%	1,800,000	1,853,892
MOUNTAIN SHADOWS METROPOLITAN DISTRICT - SUBORDINATE 2018C-1 (g)	12/15/2040	10.00%	1,994,000	2,048,855
MUEGGE FARMS METROPOLITAN DISTRICT #1 (g)	12/1/2051	5.00%	3,000,000	2,999,130
MUEGGE FARMS METROPOLITAN DISTRICT NO. 3 (g)	12/1/2051	5.50%	10,431,000	10,502,035

MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2026	6.00%	2,540,000	2,540,000
MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2035	6.13%	1,880,000	1,880,000
NINE MILE METROPOLITAN DISTRICT	12/1/2030	4.63%	1,125,000	1,236,566
NINE MILE METROPOLITAN DISTRICT	12/1/2040	5.13%	2,500,000	2,761,250
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 - SENIOR 2016A	12/1/2046	6.75%	6,680,000	5,765,909
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	8.50%	1,810,000	1,596,836
NORTH RANGE METROPOLITAN DISTRICT NO. 3, SER A	12/1/2040	5.00%	2,000,000	2,203,680
PAINTED PRAIRIE PUBLIC IMPROVEMENT AUTHORITY	12/1/2029	4.00%	1,000,000	1,077,060
PALISADE PARK NORTH METROPOLITAN DISTRICT #2 - SENIOR 2018A	12/1/2047	5.63%	1,745,000	1,865,946
PARKDALE COMMUNITY AUTHORITY SER A	12/1/2040	5.00%	2,140,000	2,325,945
PARKDALE COMMUNITY AUTHORITY SER A	12/1/2050	5.25%	3,335,000	3,622,144
PARKDALE COMMUNITY AUTHORITY SUB SER B (g)	12/15/2050	7.75%	2,424,000	2,528,402
PARKER AUTOMOTIVE METROPOLITAN DISTRICT	12/1/2045	5.00%	1,946,000	2,114,952
PARKER AUTOMOTIVE METROPOLITAN DISTRICT SUB SERIES 2018B (g)	12/15/2032	8.00%	3,785,000	3,977,278
PIONEER CMNTY AUTH BRD	12/15/2050	6.75%	24,592,000	25,909,393
PIONEER METROPOLITAN DISTRICT #3 (g)	12/1/2046	6.50%	2,866,000	2,954,158
THE PLAZA METROPOLITAN DISTRICT #1 (m)	12/1/2040	5.00%	7,850,000	7,995,853
POWHATON COMMUNITY AUTHORITY DISTRICT NO. 3 (g)	12/1/2051	5.00%	5,950,000	6,026,220
PRONGHORN VALLEY METROPOLITAN DISTRICT, SER A	12/1/2041	3.75%	515,000	523,564
PRONGHORN VALLEY METROPOLITAN DISTRICT, SER A	12/1/2051	4.00%	650,000	661,570
PUBLIC FINANCE AUTH CHARTER SCHOOL-COLORADO SPRINGS (m)	7/1/2029	4.95%	6,515,000	6,608,425
PUBLIC FINANCE AUTH CHARTER SCHOOL-FT COLLINS, A (m)	7/1/2029	4.95%	20,975,000	21,275,782
PUBLIC FINANCE AUTH CHARTER SCHOOL-DOUGLAS CNTY (m)	7/1/2029	4.95%	14,620,000	14,829,651
PUBLIC FINANCE AUTH CHARTER SCHOOL-DOUGLAS CNTY TXBL (m)	7/1/2026	4.95%	3,310,000	3,361,338
PUBLIC FINANCE AUTH CHARTER SCHOOL-FT COLLINS (m)	7/1/2029	4.95%	10,720,000	10,873,725
PUBLIC FINANCE AUTH CHARTER SCHOOL-WINDSOR (m)	7/1/2029	4.95%	13,210,000	13,399,431
PFA AURORA CHARTER SCHOOL BC PROJ, SER B - FED EXEMPT/STATE TAXABLE (m)	7/1/2029	4.75%	18,365,000	18,490,984
PUBLIC FINANCE AUTHORITY - COLORADO SKIES ACADEMY CHARTER SCHOOL, SER A (m)	7/1/2025	5.63%	10,290,000	10,296,997
PFA DOUGLAS COUNTY CHARTER SCHOOL BC, SER 2020A (m)	7/1/2029	4.65%	30,830,000	31,015,288
PUBLIC FINANCE AUTHORITY - MONUMENT ACADEMY SER. 2019A (m)	6/1/2026	5.00%	28,725,000	29,066,253
RAVENNA METROPOLITAN DISTRICT CONV CABS - SUBORDINATE SERIES 2017B (d)	12/15/2026	7.50%	8,000,000	8,245,040
REATA RIDGE VILLAGE METROPOLITAN DISTRICT NO. 2	12/1/2049	5.00%	900,000	968,454
RENDEZVOUS METROPOLITAN DISTRICT NO 4 - SUBORDINATE, SERIES 2018B (g)	10/15/2048	8.00%	1,189,000	1,231,721
REMUDA RIDGE METROPOLITAN DISTRICT, SER 2021A (g)	12/1/2051	5.63%	5,520,000	5,529,660
REX RANCH METROPOLITAN DISTRICT - SUBORDINATE 2018B (g)	12/15/2047	7.88%	445,000	466,796
RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2025	6.40%	930,000	465,000
RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2035	6.50%	1,135,000	567,500
ROCK CREEK METROPOLITAN DISTRICT A-1 (g)	12/1/2041	4.50%	2,230,000	2,262,781
ROCK CREEK METROPOLITAN DISTRICT A-1 (g)	12/1/2050	4.75%	3,880,000	3,937,928
ROCK CREEK METROPOLITAN DISTRICT A-2 SUB CASH FLOW (g)	12/1/2031	4.00%	3,432,000	3,480,700
ROSE HILL ACRES METROPOLITAN DISTRICT, SER A	12/1/2050	5.00%	2,990,000	3,247,618
ROSE HILL ACRES METROPOLITAN DISTRICT, SER B SUB (g)	12/15/2050	8.75%	910,000	945,581
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT - SERIES 1993B I/O (f)(i)	12/31/2042	0.00%	242,645	26,691
RRC METROPOLITAN DISTRICT NO. 2 (g)	12/1/2051	5.25%	5,625,000	5,616,000
SABELL METROPOLITAN DISTRICT, SER 2020 B3 SUBS (g)	12/15/2050	8.25%	605,000	639,346
SIERRA RIDGE METROPOLITAN DISTRICT #2 - SENIOR SERIES 2016A	12/1/2031	4.50%	1,000,000	1,031,300
SIERRA RIDGE METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2016B (g)	12/15/2046	7.63%	1,500,000	1,545,795
SILVER PEAKS EAST METROPOLITAN DISTRICT (g)	12/1/2051	5.00%	5,410,000	5,401,182
64TH AVENUE ARI AUTHORITY (g)	12/1/2043	6.50%	5,000,000	5,384,800
SOLARIS METROPOLITIAN DISTRICT #3 - SUBORDINATE SERIES 2016B (g)	12/15/2046	7.00%	1,000,000	1,030,800
SOLITUDE METROPOLITAN DISTRICT (j)	12/1/2026	7.00%	3,520,000	2,288,000
SPRING VALLEY METROPOLITAN DISTRICT NO. 4	12/1/2040	5.00%	1,410,000	1,509,602
SPRING VALLEY METROPOLITAN DISTRICT NO. 4	12/1/2050	5.12%	1,775,000	1,892,079
SPRING VALLEY METROPOLITAN DISTRICT NO. 4 SUB (g)	12/15/2050	7.63%	2,811,000	2,894,459
ST VRAIN LAKES METROPOLITAN DISTRICT #2 - SENIOR SERIES 2017A	12/1/2037	5.00%	1,500,000	1,577,850
ST VRAIN LAKES METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2017B (g)	12/15/2047	7.63%	1,083,000	1,132,482
STC METROPOLITAN DISTRICT NO. 2, SER A	12/1/2029	4.00%	1,615,000	1,745,282
STC METROPOLITAN DISTRICT NO. 2	12/1/2038	5.00%	8,160,000	8,900,520
STC METROPOLITAN DISTRICT, SER 2019 SUBS (g)	12/15/2049	8.00%	3,954,000	4,129,676
STETSON RIDGE METROPOLITAN DISTRICT NO. 3, SUBs (g)(m)	12/15/2042	7.50%	345,000	360,066
STONE RIDGE METROPOLITAN DISTRICT #2	12/1/2031	0.00%	11,896,000	1,903,360
TALLYN’S REACH METROPOLITAN DISTRICT #3	11/1/2038	5.13%	2,070,000	2,244,232
THOMPSON CROSSING METROPOLITAN DISTRICT NO #4	12/1/2039	5.00%	1,410,000	1,528,172
THOMPSON CROSSING METROPOLITAN DISTRICT NO. 4	12/1/2049	5.00%	1,315,000	1,410,364
TRAILS AT CROWFOOT METROPOLITAN DISTRICT NO 3 (g)	12/15/2049	9.00%	3,135,000	3,260,275

VDW METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2016B (g)	12/15/2045	7.25%	1,388,000	1,431,555
VALAGUA METROPOLITAN DISTRICT	12/1/2037	0.00%	11,500,000	2,196,500
VILGS AT MURPHY CREEK METROPOLITAN DISTRICT NO. 1 (g)	12/1/2051	5.50%	12,358,000	12,338,598
WESTCREEK METROPOLITAN DISTRICT NO 2	12/1/2048	5.38%	1,300,000	1,396,122
WESTOWN METROPOLITAN DISTRICT - SENIOR SERIES 2017A	12/1/2047	5.00%	1,369,000	1,467,294
WHISPERING PINES METROPOLITAN DISTRICT #1 - SENIOR SERIES 2017A	12/1/2037	5.00%	2,000,000	2,096,020
WHITE BUFFALO METROPOLITAN DISTRICT, NO. 3	12/1/2050	5.50%	2,780,000	3,034,954
WILD PLUM METROPOLITAN DISTRICT, SER A	12/1/2049	5.00%	595,000	643,653
WILLOW SPRINGS METROPOLITAN DISTRICT, SER 2019B SUBORDINATES (g)	12/15/2049	7.75%	650,000	675,006
WOODMEN HEIGHTS METROPOLITAN DISTRICT NO. 2 SER B-2	12/15/2040	7.50%	3,358,000	3,491,850
WYNDHAM HILL METROPOLITAN DISTRICT NO. 2 2020B SUBS (g)	12/15/2049	7.63%	9,600,000	10,221,696

Colorado (amortized cost $953,240,812)			1,005,338,952	967,142,022

Colorado Municipal Bonds (amortized cost $953,240,812)			$1,005,338,952	$967,142,022

Other Municipal Bonds 6.8%
South Dakota 76.7%
FLANDREAU SANTEE SIOUX TRIBE (m)	1/1/2036	5.75%	$6,055,000	$5,547,954
FLANDREAU SANTEE SIOUX TRIBE (m)	1/1/2026	5.00%	2,765,000	2,711,083
FLANDREAU SANTEE SIOUX TRIBE (m)	1/1/2031	5.50%	3,565,000	3,366,643
FLANDREAU SANTEE SIOUX TRIBE TE SERIES 2018B (m)	1/1/2038	6.00%	6,120,000	6,318,288
FLANDREAU SANTEE SIOUX TRIBE TE SERIES 2018C (m)	1/1/2038	6.00%	5,450,000	5,626,580
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A (m)	1/1/2023	8.28%	875,000	882,849
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A (m)	1/1/2024	8.28%	950,000	964,982
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A (m)	1/1/2025	8.28%	1,030,000	1,051,002
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A (m)	1/1/2026	8.28%	1,115,000	1,148,260
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A (m)	1/1/2027	8.28%	1,205,000	1,252,152
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A (m)	1/1/2028	8.28%	1,305,000	1,365,957
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A (m)	1/1/2033	8.28%	8,670,000	9,123,094
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2025	5.75%	740,000	746,734
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2026	5.75%	785,000	793,957
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2027	5.75%	830,000	841,288
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2028	5.75%	875,000	888,711
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2029	5.75%	930,000	946,396
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2030	5.75%	980,000	999,100
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2031	5.75%	1,040,000	1,060,270
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2032	5.75%	1,095,000	1,116,342
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2033	5.75%	1,160,000	1,182,608
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2034	5.75%	1,225,000	1,248,875
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2035	5.75%	1,300,000	1,325,337
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2040	6.00%	7,730,000	7,879,112
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2045	6.25%	10,395,000	10,593,545
LOWER BRULE SIOUX TRIBE (m)	3/1/2025	5.88%	1,160,000	1,121,917
OGLALA SIOUX TRIBE, SERIES 2018 (m)	7/1/2028	5.50%	3,000,000	3,072,240
OGLALA SIOUX TRIBE, SERIES 2018 (m)	7/1/2037	6.00%	9,270,000	9,274,820
OGLALA SIOUX TRIBE, SERIES 2018B (m)	9/1/2041	6.50%	6,210,000	6,330,039
OGLALA SIOUX TRIBE OF PINE RIDGE (m)	10/1/2024	5.50%	1,985,000	1,986,350
OGLALA SIOUX TRIBE, SERIES 2018C (m)	10/1/2026	8.00%	800,000	869,952
OGLALA SIOUX TRIBE, SER 2019A (m)	10/1/2027	4.50%	2,370,000	2,359,193

South Dakota (amortized cost $92,975,142)			92,985,000	93,995,629

Puerto Rico 10.0%
COMMONWEALTH OF PUERTO RICO (a)	7/1/2035	8.00%	2,500,000	2,190,625
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2034	4.50%	277,000	302,816
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2040	4.55%	140,000	159,615
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2053	4.75%	1,028,000	1,174,572
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2058	5.00%	2,600,000	3,009,656
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2024	0.00%	126,000	121,634
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2027	0.00%	267,000	246,871
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2029	0.00%	260,000	228,179
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2031	0.00%	336,000	273,353
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2033	0.00%	378,000	286,524
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2046	0.00%	3,597,000	1,222,369
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2051	0.00%	2,930,000	717,879
PUERTO RICO SALES TAX FING CORP TAX REV DTD 8/1/2019 4.329% SER A-2 7/1/2040	7/1/2040	4.33%	1,424,000	1,604,563

PUERTO RICO SALES TAX FING CORP TAX REV DTD 8/1/2019 4.536% SER A-2 7/1/2053	7/1/2053	4.54%	43,000	48,579
PUERTO RICO SALES TAX FING CORP TAX REV DTD 8/1/2019 4.784% SER A-2 7/1/2058	7/1/2058	4.78%	571,000	653,572

Puerto Rico (amortized cost $9,665,433)			16,477,000	12,240,808

Oregon 4.7%
MULTNOMAH CITY HOSPITAL FACILITY ODD FELLOWS (m)	10/1/2023	5.45%	5,815,000	5,815,000

Oregon (amortized cost $5,815,000)			5,815,000	5,815,000

Arizona 4.1%
HERITAGE ACADEMY CHARTER SCHOOL MARICOPA COUNTY (m)	7/1/2027	5.25%	4,915,000	5,036,450

Arizona (amortized cost $4,915,000)			4,915,000	5,036,450

Washington 1.8%
TACOMA CONSOLIDATED LID	4/1/2043	5.75%	2,185,000	2,190,878

Washington (amortized cost $2,045,947)			2,185,000	2,190,878

California 1.5%
FREDDIE MAC (g)(j)	1/1/2037	0.00%	1,863,488	1,863,488

California (amortized cost $1,863,488)			1,863,488	1,863,488

Missouri 0.8%
KANSAS CITY INDL DEV AUTH	1/1/2028	6.75%	180,000	180,727
ST LOUIS INDL DEV AUTH SR HSG - SENIOR SERIES 2005A	5/1/2027	6.75%	825,000	824,167

Missouri (amortized cost $1,005,000)			1,005,000	1,004,894

Oklahoma 0.4%
HASKELL CNTY PUBLIC FAC.	4/1/2024	5.25%	450,000	465,237

Oklahoma (amortized cost $450,000)			450,000	465,237

Other Municipal Bonds (amortized cost $118,735,009)			$125,695,488	$122,612,383

Colorado Capital Appreciation and Zero Coupon Bonds 4.9%
Colorado 100.0%
BELLA MESA METROPOLITAN DISTRICT CONV CABS SER A (m)	12/1/2049	0.00%	$3,780,000	$3,189,148
COLORADO INTERNATIONAL CENTER METROPOLITAN DISTRICT NO. 7	12/1/2027	0.00%	15,660,000	11,669,362
CONIFER METROPOLITAN DISTRICT (a)(d)(j)	12/1/2031	0.00%	7,470,000	2,988,000
MAYFIELD METROPOLITAN DISTRICT, SER 2020C	12/15/2050	3.00%	766,000	282,554
PV-ERU HOLDING TRUST (a)(m)	2/14/2039	0.00%	710,000	149,100
PV-ERU HOLDING TRUST (a)(m)	2/14/2039	0.00%	3,122,000	655,620
PV-ERU HOLDING TRUST (a)(m)	2/14/2039	0.00%	13,168,000	2,765,280
PV-ERU HOLDING TRUST (a)(m)	12/15/2037	0.00%	14,000,000	2,940,000
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017A (d)	12/1/2046	5.00%	33,685,000	35,167,140
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2023	0.00%	325,000	305,838
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2024	0.00%	490,000	444,038
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2025	0.00%	585,000	504,405
ROCKINGHORSE METROPOLITAN DISTRICT NO. 2 CONV CABS REF SER A	1/1/2024	6.00%	3,565,000	3,922,391
ROCKINGHORSE METROPOLITAN DISTRICT NO. 2 CONV CABS REF SER B	1/1/2024	6.50%	3,885,000	4,313,438
ROCKINGHORSE METROPOLITAN DISTRICT NO. 2 CONV CABS JUNIOR LIEN SER C	6/1/2024	0.00%	1,115,000	1,093,503
SOUTHSHORE METROPOLITAN DISTRICT NO. 2 SUB B (g)	12/15/2041	4.13%	9,690,000	11,314,722
STC METROPOLITAN DISTRICT NO. 2, SER A	12/1/2025	3.00%	555,000	580,907
STERLING RANCH METROPOLITAN DISTRICT #2 CONV CAB (d)	12/1/2045	8.00%	6,685,000	6,806,667
WILDWING METROPOLITAN DISTRICT #1 (d)	12/1/2023	0.00%	255,000	221,743

Colorado (amortized cost $92,937,847)			119,511,000	89,313,857

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $92,937,847)			$119,511,000	$89,313,857

Short-Term Municipal Bonds 4.0%
Multi-State 61.4%
FREDDIE MAC AMT (LOC 6)	11/15/2036	0.13%	$4,586,000	$4,586,000
FREDDIE MAC VR AMT (LOC 6)	6/15/2036	0.13%	21,490,000	21,490,000
FREDDIE MAC VR (LOC 6)	12/15/2045	0.13%	18,705,000	18,705,000

Multi-State (amortized cost $44,781,000)			44,781,000	44,781,000

Colorado 37.0%
BOULDER CO HSG AUTH MF BROADWAY EAST APTS (LOC 3)	9/1/2037	0.15%	1,545,000	1,545,000
BOULDER COUNTY - BOULDER COLLEGE OF MASSAGE (a)(j)	10/15/2031	0.00%	4,315,000	4,315,000
BROOMFIELD URBAN RENEWAL AUTHORITY (LOC 1)	12/1/2030	0.14%	7,795,000	7,795,000
COLORADO HOUSING & FINANCE AUTHORITY - SERIES 2007A (LOC 3)	1/1/2032	0.15%	5,450,000	5,450,000
COLORADO SPRINGS UTILITIES (LOC 3)	11/1/2041	0.08%	1,200,000	1,200,000
JEFFCO BUSINESS CENTER METROPOLITAN DISTRICT #1 (j)	7/1/2022	0.00%	1,006,000	1,006,000
MESA COUNTY -ENSTROM CANDIES INC PROJ (LOC 7)	7/1/2022	0.28%	195,000	195,000
THE PLAZA METROPOLITAN DISTRICT #1 (m)	12/1/2022	5.00%	500,000	515,435
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2022	0.00%	170,000	165,192
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT - SERIES 1993B P/O (e)(i)	12/31/2022	0.00%	24,707	22,237
SHERIDAN REDEVLOPMENT AGENCY - SERIES 2011A-1 (LOC 5)	12/1/2029	0.13%	4,800,000	4,800,000

Colorado (amortized cost $26,476,740)			27,000,707	27,008,864

South Dakota 1.6%
OGLALA SIOUX TRIBE OF PINE RIDGE (m)	10/1/2022	5.00%	435,000	435,600
OGLALA SIOUX TRIBE, SERIES 2020 (m)	3/1/2022	4.00%	700,000	700,266

South Dakota (amortized cost $1,135,000)			1,135,000	1,135,866

Short-Term Municipal Bonds (amortized cost $72,392,740)			$72,916,707	$72,925,730

Colorado Taxable Certificates/Notes/Bonds 0.5%
Colorado 100.0%
PUBLIC FINANCE AUTH CHARTER SCHOOL-COLORADO SPRINGS TXBL (m)	7/1/2026	7.00%	$5,885,000	$5,947,204
PFA AURORA CHARTER SCHOOL BC PROJECT SER C - TAXABLE (m)	7/1/2029	7.00%	1,235,000	1,237,668
WOODMEN HEIGHTS METROPOLITAN DISTRICT NO. 2 SER B-1 TAXABLE BOTH ST & FED INITIALLY	12/15/2040	6.25%	1,830,000	1,975,595
TABERNASH POLE CREEK NOTE (a)(j)	12/31/2022	0.00%	227,347	88,199

Colorado (amortized cost $9,177,347)			9,177,347	9,248,666

Colorado Taxable Certificates/Notes/Bonds (amortized cost $9,177,347)			$9,177,347	$9,248,666

Total investments, at value (amortized cost $1,246,483,755)	69.6%			$1,261,242,659
Other assets net of liabilities	30.4%			551,792,532

Net Assets	100.0%			$1,813,035,191

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments - (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see “Defaulted or Non-Income Producing Investments” note to Schedule of Investments).

(b)

Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations. None of these issues were held by the Fund as of December 31, 2021.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)

Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)

Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at December 31, 2021. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at December 31, 2021.

(i)

Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,978,743 and a value of $6,866,460 or less than 1.0% of net assets, as of December 31, 2021.

(j)	Securities valued at fair value (see “Investment Valuation and Risk” notes to the Schedule of Investments).

(k)	See “Purchase Accrued Interest” notes to Schedule of Investments for further information on purchase accrued interest related to these bonds.

(l)

The Fund has entered into a forbearance agreement under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time (see “Defaulted or Non-Income Producing Investments” notes to Schedule of Investments).

(m)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the aggregate value was $488,613,589, representing 26.95% of net assets.

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments - (unaudited) - (Continued)

December 31, 2021

(LOC)

These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see “Investment Transactions” notes to Schedule of Investments). The numbered list below corresponds to the liquidity provider associated with the respective LOC.

1.	BNP Paribas
2.	FHLB Topeka
3.	US Bank, N. A.
4.	Royal Bank of Canada
5.	JPMorgan Chase Bank, N.A.
6.	Freddie Mac

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

CABS-Capital Appreciation Bonds

CONV-Convertible

I/O-Interest Only

L/D-Local Improvement District

P/O-Principal Only

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Notes to Schedule of Investments

December 31, 2021 (unaudited)

Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $67,372,347 and such bonds have a value of $21,426,674 or 1.18% of net assets, as of December 31, 2021. These securities have been identified in the accompanying Schedule of Investments.

The Fund has entered into forbearance agreements with one district under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time. Face amount of the bonds for which the Fund has entered into forbearance agreements total $27,375,000 and have a value of $15,056,250 or 0.83% of net assets, as of December 31, 2021. These securities have been identified in the Schedule of Investments.

Investment Valuation and Risk

Securities for which there is no last sales price are valued by an independent pricing service based on evaluated prices which considers such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are fair valued by management.

Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost, whichever management believes best approximates fair value.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in not rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification.

Accounting Standards Codification (“ASC”) 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs: Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of December 31, 2021:

Valuation Inputs Summary

	Colorado Municipal Bonds	Other Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Short-Term Municipal Bonds	Colorado Taxable Certificates/ Notes/Bonds	Total Securities December 31, 2021
Level 1 Securities	$—	$—	$—	$—	$—	$—
Level 2 Securities	963,280,372	120,748,895	86,325,857	67,604,730	9,160,467	1,247,120,321
Level 3 Securities	3,861,650	1,863,488	2,988,000	5,321,000	88,199	14,122,338

Totals	$967,142,022	$122,612,383	$89,313,857	$72,925,730	$9,248,666	$1,261,242,659

From September 30, 2021 to December 31, 2021 there were no Level 1 Securities.

Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $90,436,317 (The total purchase accrued on the Fund’s balance sheet as of December 31, 2021 was $92,740,878). Approximately $203,504,606 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $80,966,888 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

Investment Transactions

Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly, the Fund treats these obligations as short-term holdings. On December 31, 2021 the interest rates paid on these obligations ranged from 0.08% to 0.28%.

Income Tax Information

At December 31, 2021 the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

Cost of investments	$1,246,483,755

Gross unrealized appreciation	$47,930,466
Gross unrealized (depreciation)	(33,171,563)

Net unrealized appreciation (depreciation) of investments	$14,758,903

Litigation

The Fund is periodically involved in various legal proceedings. As of December 31, 2021, the Fund has a litigation payable of $81,994 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Marin Metropolitan District LTD Tax G.O. Series 2008 Bond

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s 2021 shareholder report on Form N-CSR filed with the Securities and Exchange Commission on December 1, 2021. The Bonds were issued in 2008 pursuant to a trust indenture between the District, as issuer and UMB Bank, N.A. (“UMB”), as trustee (the “Trust Indenture”). The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of December 31, 2021 is set forth in the schedule of investments.

On June 4, 2021 Century at Landmark, LLC (“Century”), which owns one of two parcels of taxable property within the District, filed a Complaint for Declaratory and Injunctive Relief in Arapahoe County District Court (the “Court”) against the Fund, UMB, and the District, Case No. 2021CV30989 (the “Century Claim”) asserting declaratory judgment causes of action seeking declarations that (1) the Century property cannot be taxed by the District for the Bonds because the District tax has been deemed an unconstitutional “special assessment,” (2) the Century property cannot be taxed for the Bonds even if the District’s tax is deemed a tax and not a special assessment, (3) the Fund lacks a legally enforceable contract right to compel the District to impose a mill levy on the District’s property on the grounds that the Trust Indenture and related documents would violate the Colorado Uniform Taxation Clause and the Due Process Clause of the United States Constitution, and (4) the Bonds are not legally enforceable debt obligations as they materially deviated from the Service Plan under Title 32, the Trust Indenture has become impossible to perform and its essential purpose has become frustrated, and because the Trust Indenture was the subject of fraud. On September 24, 2021 the Court dismissed this action without prejudice for lack of subject matter jurisdiction because the claims were not ripe.

Separately, on or about August 23, 2021, the City of Greenwood Village, Colorado (the “City”) filed a Petition for Exclusion with the Court to exclude the other parcel of taxable property within the District – the Landmark Towers property that was the subject of Landmark Towers Ass’n v. UMB Bank, et al. (District Court, Arapahoe County Case No. 2011CV1076) (described in the Fund’s 2020 shareholder report (and earlier reports of the Fund)). In response to the City’s filing, the Court issued an Order of Exclusion dated January 3, 2022 that, pursuant to Section 32-1-502 of the Colorado Revied Statutes (“C.R.S.”), excluded the Landmark Towers property (such property as more fully and specifically described therein, the “Landmark Towers”) without an election under Section 32-1-502(7)(a) of the C.R.S. (collectively, the “Exclusion Order”). In the proceedings leading up to the Exclusion Order, Century filed a “Motion for Findings Prior to Exclusion” with the Court, in which Century argued that it did not oppose the exclusion of the Landmark Towers from the District “so long as the exclusion process resolves the District’s outstanding debt, as required by law, and finds that no property owner in the District, including Century, has responsibility for the District’s debt.” The District’s outstanding debt consists of the Bonds. On November 22, 2021, the Court denied this Motion by Century on the grounds that the Colorado exclusion statutes do not provide any basis for the relief requested by Century. After Century renewed this Motion at an evidentiary hearing on December 27, 2021, in an Order dated December 27, 2021 (the “December 2021 Order”), the Court held that it “declines to enter prospective orders regarding Century’s request for the renewal of its Motion for Findings Prior to Exclusion.” Further, in the December 2021 Order, the Court held that “[t]hese proceedings are governed under C.R.S. section 32-1-502,” which “does not require an order in the form of relief requested by Century.”

In light of the dismissal of the Century Claim and the December 2021 Order, the Fund has not taken any further action. However, the Fund intends to continue to vigorously defend its position with respect to this matter. It is impossible to determine the direction, cost, duration or ultimate outcome of these matters.